Preferred Share Warrants	12 Months Ended
Mar. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Preferred Share Warrants
17.
Preferred share warrants

Each preferred share warrant is exercisable for one series A1 preferred stock at a fixed price, as specified in the warrant agreement. The warrants will expire within ten years from the date of issue. Warrant holders are not entitled to any voting rights or other rights as a stockholder of the Company unless the warrant holder exercises the option. If the Company at any time divides the outstanding shares of series A1 Stock into a greater number of shares (whether pursuant to a stock split, stock dividend or otherwise), and conversely, if the outstanding shares of its series A1 stock are combined into a smaller number of shares, the warrant exercise price in effect immediately prior to such division or combination will be proportionately adjusted to reflect the reduction or increase in the value of each such preferred share. As of March 31, 2023, all the preferred share warrants have been exercised.